UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07921

The Bjurman, Barry Funds
(Exact name of registrant as specified in charter)

10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA	90067-4103
(Address of principal executive offices)	(Zip code)

G. Andrew Bjurman, 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-227-7264

Date of fiscal year end: 03/31/09

Date of reporting period: 06/30/08

    Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments
June 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 99.2%
BASIC MATERIALS - 14.6%
113,500	Landec Corp. (a)	$734,345
165,000	Multi-Color Corp.	3,463,350
38,700	Quaker Chemical Corp.	1,031,742
200,000	Sims Group Ltd. ADR	7,980,000
175,000	The Andersons, Inc. *	7,124,250
78,000	UFP Technologies, Inc. (a)	780,780
		21,114,467
CONSUMER DURABLES - 0.1%
5,000	The L.S. Starrett Company Manufactures Industrial, Inc.- Class A	118,200

COMMERCIAL/INDUSTRIAL SERVICES - 10.4%
69,500	Command Security Corp. (a)	241,860
128,000	Learning Tree International, Inc. (a)	2,188,800
258,700	Matrix Service Co. (a)	5,965,622
95,300	Perficient, Inc. (a)	920,598
122,000	Standard Parking Corp. (a)	2,220,400
49,400	The Hackett Group, Inc. (a)	283,556
56,900	The Management Network Group, Inc. (a)	81,936
480,000	TheStreet.com, Inc.	3,124,800
		15,027,572
ELECTRONIC TECHNOLOGY - 22.3%
790,000	Actuate Corp. (a)	3,088,900
32,400	Advanced Analogic Technologies, Inc. (a)	133,812
56,655	BSQUARE Corp. (a)	273,644
35,000	Ceradyne, Inc. (a)	1,200,500
276,600	Cogo Group, Inc. (a)	2,519,826
400,000	CyberSource Corp. (a) *	6,692,000
101,700	Digital Ally, Inc. (a) *	866,484
255,000	Diodes, Inc. (a) *	7,048,200
69,400	Ducommun, Inc. (a)	1,593,424
108,600	Globecomm Systems, Inc. (a)	897,036
247,200	GSI Technology, Inc. (a)	959,136
49,100	INX, Inc. (a)	513,095
195,100	Pericom Semiconductor Corp. (a)	2,895,284
109,700	Photon Dynamics, Inc. (a)	1,654,276
81,000	Silicom Ltd. (a) *	538,650
342,900	Tower Semiconductor Ltd. (a)	284,607
12,500	Versant Corp. (a)	327,375
97,400	Video Display Corp.	735,370
		32,221,619
ENERGY - 2.7%
534,400	Boots & Coots International Well Control, Inc. (a)	1,271,872
65,000	Furmanite Corp. (a)	518,700
81,000	Mitcham Industries, Inc. (a)	1,383,480
261,500	The Meridian Resource Corp. (a)	771,425
		3,945,477
FINANCE - 7.9%
155,000	American Physicians Capital, Inc. *	7,508,200
29,541	Ebix, Inc. (a)	2,295,927
85,495	Life Partners Holdings, Inc. *	1,708,190
		11,512,317
HEALTH CARE - 17.6%
170,000	Air Methods Corp. (a)	4,250,000
33,000	Bio-Imaging Technologies, Inc. (a)	244,200
49,900	CryoLife, Inc. (a)	570,856
375,500	Healthcare Services Group, Inc. *	5,711,355
260,000	HMS Holdings Corp. (a)	5,582,200
48,400	Mesa Laboratories, Inc.	1,161,600
89,250	Neogen Corp. (a)	2,042,933
284,260	RTI Biologics, Inc. (a) *	2,487,275

	See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Micro-Cap Growth Fund
Portfolio of Investments
June 30, 2008 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS - 99.2% (Continued)
HEALTH CARE - 17.6% (Continued)
132,000	Synovis Life Technologies, Inc. (a)	$2,485,560
56,000	U.S. Physical Therapy, Inc. (a)	918,960
		25,454,939
MISCELLANEOUS - 0.9%
221,000	Advanced Battery Technologies, Inc. (a) *	1,275,170

PRODUCER MANUFACTURING - 22.1%
21,100	Alamo Group, Inc.	434,449
445,000	Amerigon, Inc. (a) *	3,163,950
140,000	Dynamic Materials Corp. *	4,613,000
230,000	Fuel Tech, Inc. (a) *	4,052,600
55,000	K-Tron International, Inc. (a)	7,128,000
100,000	Kadant, Inc. (a)	2,260,000
109,900	Key Technology, Inc. (a)	3,495,919
22,300	L.B. Foster Co.- Class A (a)	740,360
111,700	Smith & Wesson Holding Corp. (a) *	581,957
125,000	The Middleby Corp. (a) *	5,488,749
		31,958,984
RETAIL - 0.6%
44,700	America's Car-Mart, Inc. (a)	801,024

Total Common Stocks (Cost $87,982,202)		143,429,769

OTHER SECURITIES - 31.8%
Brown Brothers Harriman Securities Lending Investment Fund (Cost $45,974,573)		45,974,573

Total Investments(b) (Cost $133,956,775) - 131.0%		189,404,342

Liabilities in excess of assets - (31.0)%		(44,798,408)

NET ASSETS - 100.0%		$144,605,934

(a)	Non-income producing security.
(b)	See notes to schedule of portfolio investments for tax unrealized appreciation (depreciation) of securities.
*	A portion or all of this security was out on loan as of June 30, 2008
ADR	American Depositary Receipt

	See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Mid Cap Growth Fund
Portfolio of Investments
June 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 98.4%
BASIC MATERIALS - 9.8%
1,300	Albemarle Corp.	$51,883
300	Cleveland-Cliffs Inc.	35,757
800	Donaldson Company, Inc.	35,712
4,800	GrafTech International Ltd. (a)	128,784
900	OM Group, Inc. (a)	29,511
1,700	Owens-Illinois, Inc. (a)	70,873
1,000	Terra Industries, Inc.	49,350
300	Terra Nitrogen Co. L.P. *	38,952
2,998	Yamana Gold, Inc.	49,587
		490,409
COMMERCIAL/INDUSTRIAL SERVICES - 5.5%
4,800	Allied Waste Industries, Inc. (a)	60,576
900	Chicago Bridge and Iron Co. N.V.	35,838
900	FTI Consulting (a)	61,614
4,000	ValueClick, Inc. (a)	60,600
1,800	Waste Connections, Inc. (a)	57,474
		276,102
CONSUMER DURABLES - 9.4%
6,700	Activision, Inc. (a)	228,269
3,600	Barnes Group, Inc. *	83,124
3,500	Exide Technologies (a)	58,660
2,700	LKQ Corp. (a) *	48,789
2,100	Perfect World Co. Ltd. ADR (a)	52,479
		471,321
CONSUMER NON-DURABLES - 3.3%
2300	Crocs, Inc. (a) *	18,423
1000	Guess?, Inc.	37,450
700	The Clorox Co.	36,540
700	Wimm-Bill-Dann Foods ADR *	73,654
		166,067
CONSUMER SERVICES - 4.0%
1700	Bally Technologies, Inc. (a)	57,460
5400	Melco Crown Entertainment Ltd. ADR (a)	50,328
1600	NDS Group plc ADR (a)	94,720
		202,508
ELECTRONIC TECHNOLOGY - 16.9%
1,500	Akamai Technologies, Inc. (a)	52,185
1,000	Anixter International, Inc. (a) *	59,490
2,300	DRS Technologies, Inc.	181,056
4,300	EarthLink, Inc. (a)	37,195
600	Equinix, Inc. (a) *	53,532
8,000	Marvell Technology Group Ltd. (a)	141,280
1,000	Mercadolibre, Inc. (a) *	34,490
2,900	NeuStar, Inc.- Class A (a)	62,524
400	Precision Castparts Corp.	38,548
1,500	Syntel, Inc.	50,580
1,400	TransDigm Group, Inc. (a)	47,026
2,700	Western Digital Corp. (a)	93,231
		851,137
ENERGY - 10.8%
1,200	CNX Gas Corp. (a)	50,448
1,400	Compagnie Generale de Geophysique-Veritas Sponsored ADR (a)	66,094
400	Comstock Resources Inc. (a)	33,772
600	Continental Resources, Inc. (a)	41,592
800	FMC Technologies, Inc. (a)	61,544
7,000	International Coal Group, Inc. (a) *	91,350
2,000	Mariner Energy, Inc. (a) *	73,940
1,000	Massey Energy Co.	93,750
500	W&T Offshore, Inc.	29,255
		541,745
FINANCE - 2.3%
1,100	Assurant, Inc.	72,556
1,900	Max Capital Group Ltd.	40,527
		113,083
HEALTH CARE - 19.5%
800	Healthways, Inc. (a)	23,680
5,600	Hologic, Inc. (a) *	122,080
1,900	Hospira, Inc. (a)	76,209
1,500	ICON plc Sponsored ADR (a)	113,280
400	Intuitive Surgical, Inc. (a)	107,760
2,700	Inverness Medical Innovations, Inc. (a) *	89,559

	See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Mid-Cap Growth Fund
Portfolio of Investments
June 30, 2008 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS - 98.4% (Continued)
HEALTH CARE - 19.5% (Continued)
2,200	Invitrogen Corp. (a)	$86,372
2,000	Martek Biosciences Corp. (a) *	67,420
1,600	Masimo Corp. (a)	54,960
1,500	Nu Vasive, Inc. (a) *	66,990
1,900	OSI Pharmaceuticals, Inc. (a)	78,508
5,600	Warner Chilcott Ltd., Class A (a)	94,920
		981,738
PRODUCER MANUFACTURING - 8.4%
900	AGCO Corp. (a)	47,169
1,000	Bucyrus International, Inc.	73,020
1,400	EnerSys (a) *	47,922
1,200	Flowserve Corp.	164,040
1,200	The Middleby Corp. (a)	52,692
1,100	Titan International, Inc.	39,182
		424,025
RETAIL - 1.9%
3,200	GigaMedia Ltd. (a)	38,176
1,800	SUPERVALU, Inc.	55,602
		93,778
TRANSPORTATION - 0.8%
600	Frontline Ltd. *	41,868

UTILITIES - 5.8%
1,300	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	66,508
1,200	Hutchison Telecommunications International Ltd. ADR (a)	25,476
1,200	NII Holdings, Inc. (a)	56,988
3,000	Syniverse Holdings, Inc. (a)	48,600
3,800	Tele Norte Leste Participaceos S.A. ADR	94,658
		292,230

Total Common Stocks (Cost $4,371,498)		4,946,011

OTHER SECURITIES - 19.2%
Brown Brothers Harriman Securities Lending Investment Fund (Cost $965,360)		965,360

Total Investments(b) (Cost $5,336,858) - 117.6%		5,911,371

Liabilities in excess of assets - (17.6)%		(886,912)

NET ASSETS - 100.0%		$5,024,459

(a)	Non-income producing security.
(b)	See notes to schedule of portfolio investments for tax unrealized appreciation (depreciation) of securities.
*	A portion or all of this security was out on loan as of June 30, 2008
ADR	American Depositary Receipt
PLC	Public Limited Co.

	See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Small Cap Growth Fund
Portfolio of Investments
June 30, 2008 (Unaudited)

Shares		Value
COMMON STOCKS - 93.4%
BASIC MATERIALS - 4.7%
2,400	Calgon Carbon Corp. (a) *	$37,104
3,600	Innospec, Inc.	67,752
3,400	OM Group, Inc. (a)	111,486
2,600	Quaker Chemical Corp.	69,316
2,300	Rogers Corp. (a)	86,457
		372,115
COMMERCIAL/INDUSTRIAL SERVICES - 4.1%
4,500	Constant Contact, Inc. (a) *	84,825
5,200	Forrester Research, Inc. (a)	160,576
4,700	VisionChina Media, Inc. ADR (a) *	74,589
		319,990
CONSUMER DURABLES - 0.9%
2,700	Shanda Interactive Entertainment Ltd. ADR (a)	73,305

CONSUMER NON-DURABLES - 1.9%
1,600	The Warnaco Group, Inc. (a)	70,512
2,900	True Religion Apparel, Inc. (a) *	77,285
		147,797
CONSUMER SERVICES - 1.2%
2,200	UniFirst Corp.	98,252

ELECTRONIC TECHNOLOGY - 24.3%
11,000	ANADIGICS, Inc. (a) *	108,350
3,000	EMS Technologies, Inc. (a)	65,520
10,000	FalconStor Software, Inc. (a)	70,800
14,000	Harmonic, Inc. (a)	133,140
6,800	IPG Photonics Corp. (a)	127,908
13,200	IXYS Corp. (a)	157,608
13,000	Methode Electronics, Inc.	135,850
7,900	Nam Tai Electronics, Inc.	103,332
10,500	Netezza Corp. (a)	120,540
2,900	Rubicon Technology, Inc. (a)	58,928
10,300	Silicom Ltd. (a) *	68,495
13,000	Skyworks Solutions, Inc. (a)	128,310
2,500	SPSS, Inc. (a)	90,925
2,700	Stanley, Inc. (a)	90,504
8,300	SYNNEX Corp. (a)	208,247
2,500	Teledyne Technologies, Inc. (a)	121,975
3,600	TransDigm Group, Inc. (a)	120,924
		1,911,356
ENERGY - 8.7%
10,200	Delek US Holdings, Inc.	93,942
12,600	Energy XXI (Bermuda) Ltd. (a)	87,192
17,600	ICO, Inc. (a)	105,952
2,400	Mariner Energy, Inc. (a)	88,728
5,800	Natural Gas Services Group (a)	176,784
4,600	Rosetta Resources, Inc. (a)	131,100
		683,698
FINANCE - 1.1%
4,400	Life Partners Holdings, Inc. *	87,912

HEALTH CARE - 17.1%
3,500	Accuray Inc. (a) *	25,515
1,500	ICON plc Sponsored ADR (a)	113,280
5,800	Kensey Nash Corp. (a)	185,890
5,200	Martek Biosciences Corp. (a) *	175,292
7,000	Natus Medical, Inc. (a)	146,580
3,400	Neogen Corp. (a)	77,826
3,200	PAREXEL International Corp. (a)	84,192
11,300	Synovis Life Technologies, Inc. (a)	212,779
4,800	U.S. Physical Therapy, Inc. (a)	78,768
6,100	Vnus Medical Technologies (a)	122,061
3,800	Zoll Medical Corp. (a)	127,946
		1,350,129
PRODUCER MANUFACTURING - 15.1%
2,200	Acuity Brands, Inc. *	105,776
1,700	Canadian Solar, Inc. (a)	68,323
2,800	CIRCOR International, Inc.	137,172
4,500	EnerSys (a)	154,035
13,000	Flow International Corp. (a)	101,400
6,700	Insteel Industries, Inc.	122,677
2,400	Nordson Corp.	174,936

	See Accompanying Notes to Schedules of Portfolio Investments

Bjurman, Barry Small-Cap Growth Fund
Portfolio of Investments
June 30, 2008 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS - 93.4% (Continued)
PRODUCER MANUFACTURING - 15.1% (Continued)
3,200	Robbins & Myers, Inc.	$159,584
2,300	Sun Hydraulics Corp.	74,221
2,900	Trina Solar Ltd. Sponsored ADR (a) *	88,856
		1,186,980
RETAIL - 9.1%
5,600	Big Lots, Inc. (a)	174,944
15,500	PC Connection, Inc. (a) *	144,305
3,600	The Buckle, Inc.	164,628
34,000	The Wet Seal, Inc., Class A (a)	162,180
8,700	Zones, Inc. (a)	68,121
		714,178

UTILITIES - 5.2%
7,700	Starent Networks Corp. (a) *	96,866
3,400	Syniverse Holdings, Inc. (a)	55,080
4,900	TNS, Inc. (a)	117,404
4,400	Vectren Corp.	137,324
		406,674

Total Common Stocks (Cost $7,774,918)		7,352,386

OTHER SECURITIES - 15.1%
Brown Brothers Harriman Securities Lending Investment Fund (Cost $1,187,425)		1,187,425

Total Investments(b) (Cost $8,962,343) - 108.5%		8,539,811

Liabilities in excess of assets - (8.5)%		(666,712)

NET ASSETS - 100.0%		$7,873,099

(a)	Non-income producing security.
(b)	See notes to schedule of portfolio investments for tax unrealized appreciation (depreciation) of securities.
*	A portion or all of this security was out on loan as of June 30, 2008
ADR	American Depositary Receipt
PLC	Public Limited Co.

	See Accompanying Notes to Schedules of Portfolio Investments

The Bjurman, Barry Funds
Notes to Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

Security Valuation
Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the day the securities are being valued or at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective March 31, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•   Level 1 - quoted prices in active markets for identical investments
•   Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Micro-Cap Growth Fund
Investments in
Valuation Inputs	Securities
Level 1 - Quoted prices	$189,404,342
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$189,404,342

Mid Cap Growth Fund
Investments in
Valuation Inputs	Securities
Level 1 - Quoted prices	$5,911,371
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$5,911,371

Small Cap Growth Fund
Investments in
Valuation Inputs	Securities
Level 1 - Quoted prices	$8,539,811
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$8,539,811

New Accounting Pronouncement
In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Investment Income
Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Security Transactions
During the period, security transactions are accounted for no later than one business day following the trade date; however, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period. Securities sold are determined on a specific identification basis.

Loans of Portfolio Securities
Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Additional Information
For additional information and a free prospectus about The Bjurman, Barry Funds call: 1-800-227-7264 or visit The Bjurman, Barry Funds’ website at http://www.bjurmanbarry.com.

The Bjurman, Barry Funds
Notes to Schedule of Portfolio Investments
June 30, 2008 (Unaudited)

Federal Income Tax Information
At June 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax	Tax Unrealized	Tax Unrealized	Net Unrealized Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Micro-Cap Growth Fund	$133,956,775	$59,194,784	$3,747,217	$55,447,567
Mid Cap Growth Fund	5,335,243	981,296	405,168	576,128
Small Cap Growth Fund	8,984,763	404,116	849,068	(444,952)

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Bjurman, Barry Funds

By (Signature and Title)*	/s/ G. Andrew Bjurman

G. Andrew Bjurman Co-President

Date	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ O. Thomas Barry III

O. Thomas Barry III Co-President

Date	August 22, 2008

By (Signature and Title)*	/s/ M. David Cottrell

M. David Cottrell Treasurer

Date	August 22, 2008